UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/29/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2008 (Unaudited)

DWS Dreman Small Cap Value Fund

	Shares	Value ($)

Common Stocks 94.7%
Consumer Discretionary 3.9%
Diversified Consumer Services 0.6%
Regis Corp.	433,450	10,857,923
Household Durables 0.6%
Helen of Troy Ltd.* (a)	739,500	11,676,705
Leisure Equipment & Products 0.5%
Callaway Golf Co.	631,500	9,624,060
Specialty Retail 0.9%
Conn's, Inc.* (a)	338,850	4,320,337
The Men's Wearhouse, Inc.	478,500	11,024,640

		15,344,977

Textiles, Apparel & Luxury Goods 1.3%
Phillips-Van Heusen Corp.	340,764	12,441,294
Wolverine World Wide, Inc.	396,900	10,517,850

		22,959,144
Consumer Staples 7.8%
Food & Staples Retailing 2.7%
Nash Finch Co. (a)	370,200	12,982,914
Ruddick Corp.	678,900	21,894,525
Weis Markets, Inc.	460,400	14,921,564

		49,799,003
Food Products 4.0%
Del Monte Foods Co.	1,575,300	14,146,194
Pilgrim's Pride Corp.	437,700	10,268,442
Ralcorp Holdings, Inc.*	406,650	22,548,743
The J.M. Smucker Co.	500,150	25,602,678

		72,566,057
Tobacco 1.1%
Vector Group Ltd.	1,110,707	20,414,795
Energy 12.5%
Energy Equipment & Services 6.9%
Atwood Oceanics, Inc.*	170,450	15,867,190
Bristow Group, Inc.* (a)	165,250	8,718,590
Helix Energy Solutions Group, Inc.*	551,850	19,436,157
Hercules Offshore, Inc.* (a)	866,152	21,948,292
Key Energy Services, Inc.*	790,700	10,682,357
Matrix Service Co.* (a)	252,950	5,145,003
NATCO Group, Inc. "A"* (a)	117,400	5,594,110
Oil States International, Inc.* (a)	313,600	13,221,376
RPC, Inc. (a)	1,066,300	14,043,171
Superior Energy Services, Inc.*	278,900	11,348,441

		126,004,687
Oil, Gas & Consumable Fuels 5.6%
Arena Resources, Inc.*	320,100	12,957,648
Parallel Petroleum Corp.* (a)	1,535,950	28,384,356
Petrohawk Energy Corp.* (a)	1,280,500	23,151,440
PetroQuest Energy, Inc.* (a)	1,352,574	21,316,566
Pinnacle Gas Resources, Inc. 144A*	459,000	1,629,450
Uranium Resources, Inc.* (a)	1,611,446	15,276,508

		102,715,968
Financials 15.0%
Capital Markets 0.8%
FBR Capital Markets Corp. 144A*	204,400	1,428,756
MCG Capital Corp.	258,650	3,103,800
Waddell & Reed Financial, Inc. "A"	331,250	10,381,375

		14,913,931
Commercial Banks 2.3%
AmericanWest Bancorp.	364,000	3,214,120
Citizens Republic Bancorp., Inc. (a)	797,050	8,871,166
Columbia Banking System, Inc.	499,600	11,535,764
MB Financial, Inc. (a)	164,550	4,734,104
Sterling Financial Corp. (a)	233,857	3,482,131
UCBH Holdings, Inc. (a)	802,200	9,056,838

		40,894,123

Diversified Financial Services 0.0%
CMET Finance Holdings, Inc. 144A*	10,800	129,600
Insurance 10.8%
Allied World Assurance Co. Holdings Ltd.	328,850	14,321,417
Amerisafe, Inc.*	632,350	8,315,403
Argo Group International Holdings Ltd.*	382,794	14,324,151
CastlePoint Holdings Ltd.	70,600	891,678
CastlePoint Holdings Ltd. 144A*	343,900	4,343,457
Endurance Specialty Holdings Ltd.	503,200	19,775,760
Hanover Insurance Group, Inc.	401,500	17,541,535
Hilb Rogal & Hobbs Co.	255,500	7,823,410
IPC Holdings Ltd. (a)	591,400	16,038,768
Odyssey Re Holdings Corp.	567,650	20,537,577
Platinum Underwriters Holdings Ltd.	438,950	15,143,775
Selective Insurance Group, Inc.	481,000	11,428,560
StanCorp Financial Group, Inc.	300,300	14,741,727
Tower Group, Inc.	467,700	13,287,357
United Fire & Casualty Co.	536,800	18,439,080

		196,953,655
Real Estate Investment Trusts 1.1%
Ashford Hospitality Trust (REIT)	1,456,800	9,687,720
CapLease, Inc. (REIT) (a)	1,244,050	10,263,413

		19,951,133
Health Care 8.9%
Health Care Equipment & Supplies 1.5%
Kinetic Concepts, Inc.*	263,000	13,515,570
The Cooper Companies, Inc.	382,150	13,065,708

		26,581,278
Health Care Providers & Services 5.4%
Amedisys, Inc.* (a)	518,161	22,166,928
Apria Healthcare Group, Inc.*	572,000	12,418,120
Centene Corp.* (a)	564,100	10,108,672
Healthspring, Inc.*	1,096,250	19,239,187
Kindred Healthcare, Inc.*	352,300	7,430,007
LifePoint Hospitals, Inc.*	776,300	19,454,078
Odyssey HealthCare, Inc.*	864,800	7,558,352

		98,375,344
Life Sciences Tools & Services 1.2%
Charles River Laboratories International, Inc.*	182,150	10,670,347
PerkinElmer, Inc.	482,250	11,969,445

		22,639,792
Pharmaceuticals 0.8%
Perrigo Co.	458,300	15,316,386
Industrials 19.6%
Aerospace & Defense 2.6%
CAE, Inc.	1,372,050	17,246,669
DRS Technologies, Inc.	420,900	23,608,281
Triumph Group, Inc. (a)	112,400	6,360,716

		47,215,666
Air Freight & Logistics 0.3%
ABX Air, Inc.*	1,452,550	4,444,803

Commercial Services & Supplies 3.5%
Administaff, Inc. (a)	354,750	8,748,135
American Ecology Corp. (a)	404,750	10,082,323
Deluxe Corp.	421,100	8,771,513
Ennis, Inc.	743,500	11,866,260
HNI Corp. (a)	411,300	12,158,028
Kelly Services, Inc. "A"	601,750	11,559,617

		63,185,876
Construction & Engineering 4.7%
Chicago Bridge & Iron Co. NV (New York Shares)	210,150	9,776,178
EMCOR Group, Inc.*	951,700	22,926,453
Granite Construction, Inc.	314,250	9,487,208
Northwest Pipe Co.*	203,750	8,504,525
Sterling Construction Co., Inc.* (b)	649,050	13,052,395
URS Corp.*	551,300	22,206,364

		85,953,123
Electrical Equipment 3.5%
General Cable Corp.* (a)	190,700	11,770,004
Hubbell, Inc. "B"	396,750	18,000,547
Regal-Beloit Corp.	414,650	15,308,878
Superior Essex, Inc.*	427,250	12,125,355
Thomas & Betts Corp.*	162,250	6,514,338

		63,719,122
Industrial Conglomerates 0.6%
Walter Industries, Inc.	214,400	11,712,672
Machinery 3.0%
Gardner Denver, Inc.*	399,200	14,734,472
Harsco Corp.	292,350	16,514,851
Mueller Water Products, Inc. "A"	769,550	6,202,573
Mueller Water Products, Inc. "B"	340,846	2,968,769
Watts Water Technologies, Inc. "A" (a)	508,500	14,095,620

		54,516,285
Road & Rail 0.9%
Genesee & Wyoming, Inc.*	553,350	17,153,850
Trading Companies & Distributors 0.5%
WESCO International, Inc.*	213,100	8,524,000
Information Technology 11.5%
Communications Equipment 2.4%
Arris Group, Inc.* (a)	1,356,200	7,798,150
Black Box Corp.	588,000	18,228,000
CommScope, Inc.*	412,700	17,283,876

		43,310,026
Computers & Peripherals 1.4%
Avid Technology, Inc.* (a)	370,800	9,036,396
STEC, Inc.* (a)	2,177,050	15,848,924

		24,885,320
Electronic Equipment & Instruments 4.1%
Anixter International, Inc.*	448,000	29,294,720
Mettler-Toledo International, Inc.*	190,500	18,611,850
Park Electrochemical Corp.	580,182	13,663,286
Scansource, Inc.* (a)	409,750	13,919,208

		75,489,064
IT Services 0.9%
CACI International, Inc. "A"*	359,050	15,676,123

Semiconductors & Semiconductor Equipment 0.7%
MKS Instruments, Inc.*	644,800	12,954,032
Software 2.0%
Jack Henry & Associates, Inc.	861,900	20,280,507
Sybase, Inc.*	636,150	16,934,313

		37,214,820
Materials 8.5%
Chemicals 2.1%
CF Industries Holdings, Inc.	76,050	9,284,184
Hercules, Inc.	729,200	13,358,944
OM Group, Inc.*	261,000	15,798,330

		38,441,458
Construction Materials 0.7%
Headwaters, Inc.* (a)	396,450	4,860,477
Texas Industries, Inc. (a)	137,850	7,940,160

		12,800,637
Metals & Mining 5.7%
Century Aluminum Co.*	259,100	17,134,283
IAMGOLD Corp.	2,014,250	16,295,282
Metal Management, Inc.	125,200	7,595,884
Pan American Silver Corp.* (a)	749,450	29,978,000
RTI International Metals, Inc.*	506,200	27,775,194
Worthington Industries, Inc. (a)	233,200	4,101,988

		102,880,631
Telecommunication Services 1.6%
Diversified Telecommunication Services
Alaska Communications Systems Group, Inc. (a)	1,201,300	13,610,729
Iowa Telecommunications Services, Inc.	977,600	15,475,408

		29,086,137
Utilities 5.4%
Electric Utilities 1.9%
ALLETE, Inc.	406,550	14,652,062
IDACORP, Inc. (a)	489,950	14,600,510
Sierra Pacific Resources	451,150	5,824,346

		35,076,918
Gas Utilities 2.2%
Southern Union Co. (a)	843,900	21,705,108
Suburban Propane Partners, LP (a)	435,350	17,875,471

		39,580,579
Multi-Utilities 1.3%
CMS Energy Corp. (a)	231,250	3,327,688
Integrys Energy Group, Inc.	337,250	15,489,892
TECO Energy, Inc.	357,250	5,351,605

		24,169,185

Total Common Stocks (Cost $1,691,813,011)		1,725,708,888
Closed End Investment Companies 1.4%
Apollo Investment Corp.	944,500	14,639,750
Tortoise Energy Infrastructure Corp. (a)	345,857	10,991,336

Total Closed End Investment Companies (Cost $28,381,716)		25,631,086

Securities Lending Collateral 9.1%
Daily Assets Fund Institutional, 3.69% (c) (d) (Cost $166,543,620)	166,543,620	166,543,620
Cash Equivalents 3.9%
Cash Management QP Trust, 3.89% (c) (Cost $70,480,813)	70,480,813	70,480,813
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,957,219,160) †	109.1	1,988,364,407
Other Assets and Liabilities, Net	(9.1)	(165,390,204)

Net Assets	100.0	1,822,974,203

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $1,959,225,799. At February 29, 2008, net unrealized appreciation for all securities based on tax cost was $29,138,608. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $271,501,094 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $242,362,486.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at February 29, 2008 amounted to $154,193,267 which is 8.5% of net assets.
(b)

Affiliated issuer. An Affiliate issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund’s transactions during the three months ended February 29, 2008 with companies which are or were affiliates is as follows:

Affiliate	Value ($) at 11/30/2007	Purchase Cost ($)	Sales Cost ($)	Realized Gain/Loss ($)	Dividend Income ($)	Shares at 2/29/2008	Value ($) at 2/29/2008
Sterling Construction Co., Inc.	14,745,878	829,484	-	-	-	649,050	13,052,395
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 1,988,234,807
Level 2 - Other Significant	-
Observable Inputs
Level 3 - Significant	129,600
Unobservable Inputs
Total	$ 1,988,364,407

The following is a reconciliation of the Fund’s assets in which significant unobservable inputs (Level 3) were used in determining fair value at February 29, 2008:

Investments in Securities at Market Value
Balance as of December 1, 2007	$ 129,600
Total realized gains or losses	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of February 29, 2008	$ 129,600

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective December 1, 2007, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Small Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 16, 2008